Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

14.Borrowings

Borrowings consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term borrowings	—	30,000
Long-term borrowings, current portion	—	300
Total borrowings, current	—	30,300
Long-term borrowings, non-current portion	—	414,180
Total borrowings, non-current	—	414,180

Short-term bank borrowings

In July 2021, ZTE entered into a one-year facility agreement with Bank of China with maximum borrowing credit of SEK585.5 million (RMB447,483), bearing interest rate determined at Stockholm Interbank Offered Rate plus 2%. The borrowing was guaranteed by a subsidiary of Geely Holding. The facility was fully drawdown and repaid in 2022.

In March 2022, the Group obtained a bank loan in the amount of RMB147,000 from Industrial Bank with a maturity in March 2023 and an interest rate of 3.52%. The loan was guarantee by a subsidiary of the Group and Geely Holding. The Group fully repaid the borrowings in December 2022.

In June 2024, the Group obtained a bank loan in the amount of RMB30,000 from Bank of Industrial and Commercial with a maturity date in June 2025 and an interest rate of 3.0%. The loan was guarantee by a subsidiary of the Group and Geely Holding.

The weighted average interest rate in the year ended December 31, 2024 for the Group’s short-term bank borrowings was 3.0%.

Long-term bank borrowings

The long-term bank borrowings, including current portion, as of December 31, 2023 and 2024 are comprised of:

	As of December 31,
	2023	2024
	RMB	RMB
Borrowing from Bank of Communications	—	299,900
Borrowing from Bank of China	—	114,580
Total	—	414,480

14.Borrowings (Continued)

Long-term bank borrowings (Continued)

In April 2024, the Group entered into a loan with Bank of Communications in the total amount of RMB300,000, in which RMB100, RMB100 and RMB299,800 with maturity dates in years ended December 31, 2024, 2025 and 2026, respectively, bearing interest rate determined at one-year Chinese Loan Prime Rate minus 0.37%. The borrowing is guaranteed by a subsidiary of the Group and Geely Holding. The Group recorded RMB100 in short-term borrowings on the consolidated balance sheet upon receiving the loan and has fully repaid the amount in year ended December 31, 2024. As of December 31, 2024, the Group reclassified the borrowings with maturity date less than one year of RMB100 to the current portion.

In May 2024, the Group entered into another loan of RMB114,680 with Bank of China, in which RMB100, RMB200, RMB200 and RMB114,180 with maturity dates in years ended December 31, 2024, 2025, 2026 and 2027, respectively, bearing interest rate determined at one-year Chinese Loan Prime Rate minus 0.50%. The borrowing was guaranteed by a subsidiary of the Group. The Group recorded RMB100 in short-term borrowings on the consolidated balance sheet upon receiving the loan and has fully repaid the amount in year ended December 31, 2024. As of December 31, 2024, the Group reclassified the borrowings with maturity date less than one year of RMB200 to the current portion.

The weighted average interest rates in the year ended December 31, 2024 for the Group’s long-term bank borrowings was 3.04%.

As of December 31, 2024, the Group has obtained term loan credit facilities in the total principal amount of RMB27.6 billion from 18 commercial banks, in which RMB14.6 billion is unused.